Segmentation of key figures (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,347	$ 11,764	$ 23,630	$ 22,870
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		3.00%
Net sales, change in %, cc	(1.00%)		6.00%
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,023	3,978	$ 8,135	7,561
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		8.00%
Net sales, change in %, cc	1.00%		8.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,188	9,326	$ 18,943	18,106
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		5.00%
Net sales, change in %, cc	1.00%		7.00%
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,104		$ 14,494
Innovative Medicines | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		6.00%
Net sales, change in %, cc	2.00%		8.00%
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,084		$ 4,449
Innovative Medicines | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		1.00%
Net sales, change in %, cc	(4.00%)		4.00%
Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,548	3,606	$ 7,196	6,927
Innovative Medicines | Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		4.00%
Net sales, change in %, cc	1.00%		6.00%
Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 480	468	$ 967	902
Innovative Medicines | Oncology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		7.00%
Net sales, change in %, cc	5.00%		9.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 422	349	$ 825	656
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		26.00%
Net sales, change in %, cc	23.00%		28.00%
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 371	340	$ 737	637
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		16.00%
Net sales, change in %, cc	12.00%		19.00%
Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 341	403	$ 715	795
Innovative Medicines | Oncology [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)		(10.00%)
Net sales, change in %, cc	(13.00%)		(8.00%)
Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 310	284	$ 628	542
Innovative Medicines | Oncology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		16.00%
Net sales, change in %, cc	14.00%		20.00%
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 288	323	$ 617	630
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(2.00%)
Net sales, change in %, cc	(8.00%)		0.00%
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 266	401	$ 562	774
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(34.00%)		(27.00%)
Net sales, change in %, cc	(33.00%)		(26.00%)
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 163	253	$ 335	491
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(36.00%)		(32.00%)
Net sales, change in %, cc	(35.00%)		(31.00%)
Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 162	193	$ 328	380
Innovative Medicines | Oncology [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)		(14.00%)
Net sales, change in %, cc	(14.00%)		(12.00%)
Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 159	111	$ 320	202
Innovative Medicines | Oncology [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	43.00%		58.00%
Net sales, change in %, cc	49.00%		64.00%
Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,640	5,720	$ 11,747	11,179
Innovative Medicines | Pharmaceutical [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		5.00%
Net sales, change in %, cc	1.00%		8.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 937	1,174	$ 2,133	2,335
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(20.00%)		(9.00%)
Net sales, change in %, cc	(18.00%)		(7.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 401	536	$ 888	1,069
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(25.00%)		(17.00%)
Net sales, change in %, cc	(24.00%)		(15.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,025	886	$ 2,045	1,683
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		22.00%
Net sales, change in %, cc	17.00%		23.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 738	825	$ 1,510	1,591
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(5.00%)
Net sales, change in %, cc	(9.00%)		(4.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 205	15	$ 375	15
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Reclassification of export sales			44
Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 444	461	$ 915	906
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		1.00%
Net sales, change in %, cc	0.00%		5.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 289	290	$ 596	571
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		4.00%
Net sales, change in %, cc	4.00%		8.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 580	427	$ 1,150	790
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	36.00%		46.00%
Net sales, change in %, cc	38.00%		48.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 580	421	$ 1,149	778
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	38.00%		48.00%
Net sales, change in %, cc	40.00%		50.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,510	1,749	$ 3,217	3,500
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		(8.00%)
Net sales, change in %, cc	(9.00%)		(5.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 279	320	$ 617	635
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(13.00%)		(3.00%)
Net sales, change in %, cc	(8.00%)		1.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 268	283	$ 542	544
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		0.00%
Net sales, change in %, cc	0.00%		4.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 238	264	$ 496	531
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)		(7.00%)
Net sales, change in %, cc	(5.00%)		(3.00%)
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,144	1,023	$ 2,287	1,965
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		16.00%
Net sales, change in %, cc	13.00%		18.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 944	858	$ 1,874	1,649
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		14.00%
Net sales, change in %, cc	12.00%		15.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 200	165	$ 413	316
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		31.00%
Net sales, change in %, cc	23.00%		33.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,515	$ 3,336	$ 7,057	$ 6,329
Innovative Medicines | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		12.00%
Net sales, change in %, cc	5.00%		12.00%
Innovative Medicines | US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,772		$ 5,463
Innovative Medicines | US | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		9.00%
Innovative Medicines | US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 743		$ 1,594
Innovative Medicines | US | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		21.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 221		$ 424
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		10.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 212		$ 399
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	25.00%		25.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 147		$ 279
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		21.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 200		$ 413
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(5.00%)
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 70		$ 174
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(1.00%)
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 163		$ 332
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(37.00%)		(33.00%)
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 34		$ 78
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(71.00%)		(66.00%)
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 72		$ 136
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(17.00%)		(21.00%)
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 79		$ 153
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	36.00%		37.00%
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 416		$ 804
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(3.00%)
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 105		$ 231
Innovative Medicines | US | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 308		$ 601
Innovative Medicines | US | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%		43.00%
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 34		$ 60
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		33.00%
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2		$ 6
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(50.00%)		(14.00%)
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 614		$ 1,190
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		18.00%
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 95		$ 183
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		29.00%
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,673		$ 11,886
Innovative Medicines | Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		1.00%
Net sales, change in %, cc	(1.00%)		5.00%
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,332		$ 9,031
Innovative Medicines | Rest of the world [member] | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		4.00%
Net sales, change in %, cc	1.00%		8.00%
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,341		$ 2,855
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(13.00%)		(7.00%)
Net sales, change in %, cc	(9.00%)		(4.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 259		$ 543
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		5.00%
Net sales, change in %, cc	2.00%		9.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 210		$ 426
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		26.00%
Net sales, change in %, cc	22.00%		30.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 224		$ 458
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		13.00%
Net sales, change in %, cc	8.00%		17.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 141		$ 302
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(24.00%)		(17.00%)
Net sales, change in %, cc	(19.00%)		(12.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 310		$ 628
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		16.00%
Net sales, change in %, cc	14.00%		20.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 218		$ 443
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		(3.00%)
Net sales, change in %, cc	0.00%		1.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 103		$ 230
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(18.00%)
Net sales, change in %, cc	(24.00%)		(15.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 129		$ 257
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		(1.00%)
Net sales, change in %, cc	(3.00%)		1.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 90		$ 192
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)		(8.00%)
Net sales, change in %, cc	(12.00%)		(5.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 80		$ 167
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	51.00%		86.00%
Net sales, change in %, cc	63.00%		97.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 401		$ 888
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(25.00%)		(17.00%)
Net sales, change in %, cc	(24.00%)		(15.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 322		$ 706
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)		(7.00%)
Net sales, change in %, cc	(13.00%)		(4.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 100		$ 144
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 289		$ 596
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		4.00%
Net sales, change in %, cc	4.00%		8.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 272		$ 548
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	36.00%		53.00%
Net sales, change in %, cc	41.00%		58.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 279		$ 617
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(13.00%)		(3.00%)
Net sales, change in %, cc	(8.00%)		1.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 234		$ 482
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(3.00%)
Net sales, change in %, cc	(2.00%)		2.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 236		$ 490
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(6.00%)
Net sales, change in %, cc	(5.00%)		(3.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 330		$ 684
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		7.00%
Net sales, change in %, cc	6.00%		11.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 105		$ 230
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%		32.00%
Net sales, change in %, cc	22.00%		36.00%